OTHER INCOME AND EXPENSES (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income
Revenue from sale of loan portfolio		S/ 75,800	S/ 26,616	S/ 0
Rental income		37,847	35,941	43,118
Net income from the sale of investments properties		23,629	12,541	15,837
Net income from the sale of property, furniture and equipment		16,869	54,952	36,970
Recoveries of other accounts receivable and other assets		13,796	79	14,824
Net gain from sale of seized and recovered assets		0	0	2,494
Others	[1]	176,288	143,753	135,954
Total other income		344,229	273,882	249,197
Other expenses
Losses due to operational risk		29,878	46,528	55,477
Expenses on improvements in building for rent		30,721	36,551	42,083
Provision for sundry risks, Note 13(f)		27,272	42,236	29,023
Association in participation		22,636	14,526	19,757
Provision for other accounts receivable		8,059	7,174	19,316
Net loss from sale adjudicated assets		9,617	3,411	0
Administrative and tax penalties		2,659	4,301	8,387
Others		137,627	75,453	64,271
Total other expenses		S/ 268,469	S/ 230,180	S/ 238,314

[1]	The balance mainly comprises liquidation for sale of Credicorp shares, penalty for breach of contract, commissions for recovery in civil and judicial lawsuits of Personal Credits and Credit Card products; also, collection of commission for relocation, vehicle taxes, municipal property taxes, fines and penalties to clients related to the Leasing product.